Risk management	12 Months Ended
Dec. 31, 2020
Risk management
Risk management

22. Risk management

Market and asset risk

The Group is exposed to market and asset risk with respect to its cash management assets, capital provision assets, financial liabilities at fair value through profit or loss and derivative financial assets and liabilities. The maximum risk equals the fair value of all such financial instruments.

With respect to the Group’s cash management assets, consisting of corporate bonds and investment funds, market risk is the risk that the fair value of financial instruments will fluctuate due to changes in market variables such as interest rates, credit risk, security and bond prices and foreign exchange rates. At December 31, 2020, should the prices of the investments in corporate bonds and investment funds have been 10% higher or lower while all other variables remained constant, the Group’s income and net assets would have increased and decreased respectively by $1,659,000  (2019:  $3,797,000).

With respect to the Group’s financial liabilities at fair value through profit or loss and derivative financial assets, the market risk is negligible as the positions are held exclusively as economic hedges against gains and losses arising from offsetting long positions included in the Group’s capital provision assets. The fair value of the Group’s offsetting long positions is approximately $nil at December 31, 2020 (2019: $91,493,000).

The Group only funds capital provision assets following a due diligence process. However, such assets involve high risk and there can be no assurance of any particular recovery in any individual asset. Certain of the Group’s capital provision assets are comprised of a portfolio of assets thereby mitigating the impact of the outcome of any single asset. While the claims underlying the Group’s capital provision assets are generally diverse, the Group monitors and manages the portfolio for related exposures that finance different clients relative to the same or very similar claims, such that the outcomes on those related exposures are likely to be correlated.

Liquidity risk

The Group is exposed to liquidity risk. The Group’s financing of capital provision assets require funds to meet commitments (see note 29) and for settlement of operating liabilities. The Group’s capital provision assets (as described in note 2) typically require significant capital contributions with little or no immediate return and no guarantee of return or repayment. In order to manage liquidity risk the Group finances assets with a range of anticipated lives and holds cash management assets which can be readily realized to meet those liabilities and commitments.

Cash management assets include listed fixed income instruments and investment funds that can be redeemed on short notice or can be sold on an active trading market.

In 2014, 2016, 2017 and 2018, the total issues of $699 million in retail bonds raised sufficient extra capital to help mitigate liquidity risk. Interest payments on the bonds will total approximately $215 million over the remaining two-year, four-year, five-year and six-year periods until maturity in August 2022, October 2024, August 2025 and December 2026, respectively, at which point the principal amounts shall be repaid.

The tables below summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments.

Liabilities

							Total
	Less than	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
	3 months	months	months	years	5 years	maturity date	cash outflows
December 31, 2020	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Loan interest payable	9,342	10,151	19,493	163,596	11,942	—	214,524
Other liabilities	40,582	600	1,203	8,319	6,541	—	57,245
Loan capital	—	—	—	434,313	238,858	—	673,171
Capital provision asset subparticipations	—	—	—	—	—	14,107	14,107
Third-party interests in consolidated entities	—	—	—	—	—	248,581	248,581
	49,924	10,751	20,696	606,228	257,341	262,688	1,207,628

							Total
	Less than	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
	3 months	months	months	years	5 years	maturity date	cash outflows
December 31, 2019	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Financial liabilities at fair value through profit or loss	91,493	—	—	—	—	—	91,493
Due to brokers	51,401	—	—	—	—	—	51,401
Loan interest payable	9,376	9,825	19,201	138,155	34,143	—	210,700
Other liabilities	28,072	791	1,587	12,455	10,029	—	52,934
Loan capital	—	—	—	250,990	411,175	—	662,165
Capital provision asset subparticipations	—	—	—	—	—	13,944	13,944
Third-party interests in consolidated entities	—	—	—	—	—	235,720	235,720
	180,342	10,616	20,788	401,600	455,347	249,664	1,318,357

The tables below present an analysis of the Group’s assets and liabilities split between a current and non-current classification.

	December 31, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Assets	$'000	$'000	$'000	$'000	$'000	$'000
Cash and cash equivalents	322,189	—	322,189	186,621	—	186,621
Cash management assets	16,594	—	16,594	37,966	—	37,966
Due from brokers	—	—	—	95,226	—	95,226
Other assets	21,377	10,577	31,954	9,207	4,056	13,263
Due from settlement of capital provision assets	28,802	3,750	32,552	50,608	3,750	54,358
Capital provision assets	—	2,176,124	2,176,124	—	2,045,329	2,045,329
Equity securities	—	—	—	31,367	29	31,396
Property, plant and equipment	—	14,593	14,593	—	20,184	20,184
Intangible asset	—	—	—	—	8,703	8,703
Goodwill	—	134,032	134,032	—	133,999	133,999
Deferred tax asset	—	256	256	—	24,939	24,939
Total assets	388,962	2,339,332	2,728,294	410,995	2,240,989	2,651,984

	December 31, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Liabilities	$'000	$'000	$'000	$'000	$'000	$'000
Financial liabilities at fair value through profit or loss	—	—	—	91,493	—	91,493
Due to brokers	—	—	—	51,401	—	51,401
Loan interest payable	9,556	—	9,556	9,462	—	9,462
Other liabilities	41,759	24,340	66,099	29,324	22,106	51,430
Loan capital	—	667,814	667,814	—	655,880	655,880
Capital provision asset subparticipations	—	14,107	14,107	—	13,944	13,944
Third-party interests in consolidated entities	—	248,581	248,581	—	235,720	235,720
Deferred tax liability	—	22,325	22,325	—	9,662	9,662
Total liability	51,315	977,167	1,028,482	181,680	937,312	1,118,992

Credit risk

The Group is exposed to credit risk in various asset structures (see note 2), most of which involve financing sums recoverable only out of successful capital provision assets with a concomitant risk of loss of invested cost. On becoming contractually entitled to proceeds, depending on the structure of the particular asset, the Group could be a creditor of, and subject to direct or indirect credit risk from, a claimant, a defendant, both or other parties. Moreover, the Group may be indirectly subject to credit risk to the extent a defendant does not pay a claimant immediately notwithstanding successful adjudication of a claim in the claimant’s favor. The Group’s credit risk is uncertain given that its entitlement pursuant to its assets is generally not established until a successful resolution of claims and the Group’s potential credit risk is mitigated by the diversity of its counterparties and indirect creditors.

The Group is also exposed to credit risk in respect of the cash management assets, due from broker and cash and cash equivalents. The credit risk of the due from broker and cash and cash equivalents is mitigated as all cash is placed with reputable banks with a sound credit rating (A-2 or higher by S&P; P-2 or higher by Moody’s). Cash management assets are held in a listed fund investing in senior short duration floating rate corporate debt and investment grade corporate bonds.

The Group is also exposed to credit risk from opponents in litigation insurance. The underwriting process includes an assessment of counterparty credit risk and there is a large diversification of counterparties.

The maximum credit risk exposure represented by cash, cash equivalents, due from broker and capital provision assets is as stated on the consolidated statement of financial position.

The Group is exposed to credit risk on financial assets held at amortized cost including amounts due from settlement of capital provision assets and receivables. The maximum credit exposure for amounts due from settlement of capital provision assets and receivables is the carrying value at December 31, 2020 of $42,375,000 (2019: $62,690,000). The Group applies the simplified approach to recognize impairment on settlement and receivable balances based on the lifetime expected credit loss. The Group reviews the lifetime expected credit loss based on historical collection performance, the specific provisions of any settlement agreement and a forward-looking assessment of macro-economic factors. Based on this review, the Group has not identified any material expected credit loss relating to the financial assets held at amortized cost during the year ended December 31, 2020 (2019: the Group recognized $4,083,000 of impairment against two specific financial assets, refer to note 6; 2018: $nil).

Financial assets are generally considered to be in default when amounts are more than 90 days past due or if sufficient indicators exist that the debtor is unlikely to pay. Amounts are written off as uncollectable when all reasonably collectable amounts have been recovered and following the completion or cessation of enforcement activity.

Currency risk

The Group holds assets denominated in currencies other than US dollars, the functional currency of the Company, including Sterling, the functional currency of Burford UK. Further, the Group issued Sterling loan capital during 2014, 2016, and 2017. It is therefore exposed to currency risk, as values of the assets and liabilities denominated in other currencies will fluctuate due to changes in exchange rates. The Group may use forward exchange contracts from time to time to mitigate currency risk.

At December 31, 2020, the Group’s net exposure to currency risk could be analyzed as follows:

	Capital provision assets	Other net assets/ (liabilities)
	$'000	$'000
US dollar	1,923,819	14,393
Sterling	79,748	(490,626)
Euro	168,975	78
Australian dollar	3,582	(157)
Swiss Franc	—	—
	2,176,124	(476,312)

At December 31, 2019, the Group’s net exposure to currency risk was analyzed as follows:

	Capital provision assets	Other net assets/ (liabilities)
	$'000	$'000
US dollar	1,837,750	(31,425)
Sterling	65,290	(480,912)
Euro	139,418	—
Australian Dollar	2,689	—
Swiss Franc	182	—
	2,045,329	(512,337)

At December 31, 2020, should the Sterling, Euro, Australian dollar and Swiss Franc have strengthened or weakened by 10% against the US dollar and all other variables held constant, the Group’s net profit and net assets would have (decreased)/increased and increased/(decreased) respectively as noted in the table below:

	2020	2019
	$'000	$'000
Sterling	(41,088)	(41,562)
Euro	16,905	13,942
Australian Dollar	343	269
Swiss Franc	—	18

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to market risk for changes in floating interest rates relates primarily to the Group’s cash, certain cash management assets and capital provision assets. All cash bears interest at floating rates. There are certain capital provision assets, due from settlement assets and cash management assets that earn interest based on fixed rates; however, those assets do not have interest rate risk as they are not exposed to changes in market interest rates. The Group’s loan capital incurs interest at a fixed rate, and is carried at amortized cost, and so is not exposed to changes in market interest rates. The following table sets out the Group’s exposure to interest rate risk.

	2020	2019
	$'000	$'000
Non interest-bearing	1,910,683	1,666,761
Interest-bearing -floating	390,662	374,904
Interest-bearing -fixed rate	(601,533)	(508,673)
Total net assets	1,699,812	1,532,992

The interest-bearing floating rate assets and liabilities are denominated in both US Dollars and Sterling. If interest rates increased/decreased by 25 basis points while all other variables remained constant, the profit for the year and net assets would increase/decrease by $977,000 (2019: $937,000). For fixed rate assets and liabilities, it is estimated that there would be no material profit or net assets impact. Fixed rate liabilities include the loan capital as disclosed in note 17.

The maturity profile of interest-bearing assets and liabilities is:

	Floating	Fixed	Total
Maturity period at December 31, 2020	$'000	$'000	$'000
Assets
Less than 3 months	329,570	1,154	330,724
3 to 6 months	—	1,575	1,575
6 to 12 months	—	1,606	1,606
1 to 2 years	—	1,717	1,717
Greater than 2 years	61,092	65,585	126,677
Liabilities			—
1 to 2 years	—	(117,823)	(117,823)
Greater than 2 years	—	(555,347)	(555,347)
Net asset/(liabilities)	390,662	(601,533)	(210,871)

	Floating	Fixed	Total
Maturity period at December 31, 2019	$'000	$'000	$'000
Assets
Less than 3 months	310,646	955	311,601
3 to 6 months	—	802	802
6 to 12 months	—	654	654
1 to 2 years	—	2,140	2,140
Greater than 2 years	64,258	148,941	213,199
Liabilities
Greater than 2 years	—	(662,165)	(662,165)
Net asset/(liabilities)	374,904	(508,673)	(133,769)

Management of capital

The managed capital of the group consists of total equity shareholders fund of $1,700 million (2019: $1,533 million) and loan capital of $668 million (2019 : $656 million)  The Group’s approach to capital management is intended to ensure adequate liquidity to meet its funding commitments and ongoing expenses while also ensuring that adequate resources are available to finance new assets as opportunities arise.

The Group’s assets generate a significant amount of cash proceeds in a typical period as assets are realized into due from settlement receivables, which are in turn, resolved into cash. The Group uses the cash from these realizations as well as fee income as its primary sources of liquidity for funding assets and expenses. Because the timing of cash realizations from its capital provision assets is uncertain, the Group normally maintains a substantial balance of cash and cash management assets to provide liquidity during periods when cash realizations are less than funding and expense needs.

To the degree that the Group intends to grow its capital provision assets portfolio, it requires external financing beyond its cash realizations from assets. Over the past several years, the Group has grown its portfolio beyond its cash realizations. The Group has financed that growth through:

ª	Third party fund vehicles, which the Group manages, including the Burford Opportunity Fund and BOF-C raised in 2018 and Burford Alternative Investment Fund raised in 2019.
ª	Loan capital in the form of bond issuances totalling approximately $699 million issued in 2014, 2016, 2017 and 2018.
ª	Share issuance of approximately $245 million in 2018.

The Group manages its balance sheet with relatively low levels of leverage. Its debt issues contain one significant financial covenant, which is a leverage ratio requirement that the Group maintain a consolidated level of net debt (debt less cash) less than 50% of the level of tangible assets (total assets less intangibles). At December 31, 2020, the leverage ratio on this basis was 13% (2019: 17%), significantly lower than required.

In planning its bond issuances, the Group has purposely constructed a set of laddered maturities with an overall weighted average maturity well in excess of the expected weighted average life of its legal finance assets. It has also sized these issues so that any single year’s maturity amount is significantly less than the historical annual rate of legal finance asset realizations, such that the Group is expected to have more than sufficient liquidity to redeem these bonds should it choose not to refinance them.

The Group expects from time to time to issue additional debt, depending on its liquidity needs, capital deployment prospects and market conditions.